Comparative figures	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative figures	Comparative figuresCertain of the comparative figures have been reclassified to conform to the unaudited interim consolidated financial statement presentation adopted in the current period.